SHARE-BASED COMPENSATION	6 Months Ended
Jun. 30, 2026
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

12. SHARE-BASED COMPENSATION

Predecessor Plans

Prior to the adoption of the 2025 Plan (as defined below), the Company maintained several equity incentive plans, including the 2017, 2018, 2019, 2020, 2021, 2022, and 2024 Share Incentive Plans (collectively, the “Predecessor Plans”). These plans were designed to attract and retain key personnel through equity-based awards. As of June 30, 2026, no shares remained available for issuance under any of the Predecessor Plans.

2025 Omnibus Share Incentive Plan

On September 3, 2025, the Company adopted the 2025 Omnibus Share Incentive Plan (the “2025 Plan”). The maximum aggregate number of ordinary shares of the Company authorized for issuance under the 2025 Plan is 18,810,820 ordinary shares plus (a) any returning shares which become available from time to time, plus (b) the sum of any shares which, but for the termination of the Predecessor Plans immediately prior to the effective date, were at such time reserved and available for issuance under the Predecessor Plans but not issued or subject to outstanding awards. As of June 30, 2026, 10,523,854 ordinary shares were available to issue under the 2025 Plan.

2025 Share Incentive Scheme

On September 3, 2025, the Company adopted the 2025 Share Incentive Scheme (the “2025 Scheme”). The maximum aggregate number of ordinary shares of the Company authorized for issuance under the 2025 Scheme is 13,238,741 ordinary shares.

Options

The Company’s stock option grants are subject to market or service-based vesting conditions. Market-based vesting conditions are tied to the Company's share price at one or more specified thresholds, while service-based vesting conditions generally vest over a three- to four-year period, and have a ten-year contractual term. These stock options are accounted for as equity awards in accordance with ASC 718, Compensation—Stock Compensation, and are subject to forfeiture until vested through continued employment or service with the Company.

The following is a summary of options activity during the six months ended June 30, 2026:

			Weighted
		Weighted	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual	value
	options	price	term (years)	$
Outstanding as of December 31, 2025 (1)	28,357,355	$1.34	9.3	$15,395
Granted (1)	9,386,309	$1.12	—	—
Exercised	(1,191,073)	$0.58	—	—
Forfeited	(2,168,440)	$0.56	—	—
Expired	(6)	$0.76	—	—
Outstanding as of June 30, 2026 (1)	34,384,145	$1.35	8.8	$1,662
Options vested and exercisable as of June 30, 2026	4,838,206	$1.43	5.4	$1,290

(1)
Included in the outstanding awards as of December 31, 2025 were 15,989,193 options subject to both serviced-based and market-based vesting conditions tied to the Company’s share price at one or more specified thresholds (the “Market and Service-based Options”). During the six months ended June 30, 2026, 8,994,861 additional Market and Service-based Options were granted. As of June 30, 2026, 24,984,053 Market and Service-based Options remained outstanding.

Service-based Options

For the six months ended June 30, 2026 and 2025, the Group recognized a total share-based compensation expense of $1.3 million and $0.4 million, respectively, related to awards with service-based vesting conditions (the “Service-based Options”). As of June 30, 2026, unamortized stock compensation expense related to unvested options was $5.1 million, which is expected to be recognized over a weighted-average period of 3.3 years.

The total intrinsic value of Service-based Options exercised during the six months ended June 30, 2026 and 2025 was $0.3 million and nil, respectively.

The weighted average grant-date fair value per share of stock options granted during the six months ended June 30, 2026 and 2025 was $1.09, and $0.40, respectively.

During the six months ended June 30, 2026 and 2025, the Group estimated the fair value of stock options using the Black Scholes Option Pricing Model (“BSOPM”) on the grant date.

The BSOPM require a number of assumptions in order to derive a fair value determination for each type of award. Expected volatility is derived from a combination of the historical volatilities of the Group and select publicly traded peers for a period consistent with the underlying instrument’s expected term. The expected term of options granted is based on historical experience and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield curve of a zero-coupon, U.S. Treasury bond on the date the stock option award was granted with a maturity equal to the expected term of the stock option award. Dividend yields are based on the Group’s history and expected future actions. The Group has historically not paid dividends and has no foreseeable plans to pay dividends.

The assumptions used in the BSOPM, respectively, were as follows:

Six Months Ended
June 30, 2026
Fair value of common stock	$1.41
Weighted average expected term (years)	6.0
Weighted average expected volatility	92.3%
Risk-free interest rate	3.8%
Dividend yield	—

Six Months Ended
June 30, 2025
Fair value of common stock	$0.54
Weighted average expected term (years)	6.0
Weighted average expected volatility	86.8%
Risk-free interest rate	4.1%
Dividend yield	—

Market and Service-based Options

Compensation expense for the Market and Service-based Options will be recognized over the vesting period of the awards based on the fair value of the award at the grant date, regardless of whether the market condition is satisfied. The fair value of Market and Service-based Options granted is estimated using a Monte Carlo simulation to address the path-dependent nature of the market-based vesting conditions. Based on the award term, equity value, expected volatility, risk-free rate, and a series of random variables with a normal distribution, the future equity value was simulated. Each trial within the simulation includes assumptions of achieving a per share valuation level of the Company’s Ordinary Share Equivalents as stipulated in the agreement to determine whether the market-based conditions are met resulting in vesting or not, and the future value of the award. Ordinary Share Equivalent refers to the number of ordinary shares into which an option, RSU, or other equity-based instrument would convert at the election of the holder on a proportional basis, considering the ratio of ADS to ordinary shares. Our ADSs are publicly traded, whereas our ordinary shares are not. The valuation of stock options, RSUs, or other equity-based instruments is based on the implied ordinary share price, derived from the market price of ADSs, adjusted for the ADS-to-ordinary-share conversion ratio and any applicable differences in liquidity, marketability, or other relevant factors.

For the six months ended June 30, 2026, the Group recognized a total share-based compensation expense of $4.9 million related to Market and Service-based Options. The Group did not record any share-based compensation expense related to the Market and Service-based Options for the six months ended June 30, 2025. As of June 30, 2026, total unamortized share-based compensation expense related to unvested Market and Service-based Options was $23.2 million, which is expected to be recognized over a weighted-average period of 2.9 years.

The weighted-average grant date fair value of the Market and Service-based Options granted during the six months ended June 30, 2026 was $0.59.

No Market and Service-based Options were granted during the six months ended June 30, 2025.

No Market and Service-based Options were exercised during the six months ended June 30, 2026 and 2025, respectively.

The assumptions used in the valuation model were as follows:

Six Months Ended
June 30, 2026
Fair value of ordinary shares	$0.81
Weighted average expected term (years)	4.6
Weighted average expected volatility	91.0%
Risk-free interest rate	4.4%
Dividend Yield	—

RSUs

The following is a summary of RSU activities during the six months ended June 30, 2026:

		Weighted average
	Number of	grant date
	RSUs	fair value
Unvested as of December 31, 2025 (1)	5,259,065	$0.83
Granted	4,708,213	$0.77
Vested	(229,266)	$0.76
Forfeited (1)	(3,438,477)	$0.46
Unvested as of June 30, 2026 (1)	6,299,535	$0.99

(1)
Included in the unvested awards as of December 31, 2025 were 2,863,500 units that would have been eligible to vest upon the satisfaction of specified market-based conditions tied to the price of the Company’s publicly traded shares at three distinct price threshold levels (the “Market-based Units”). As of June 30, 2026, this award was forfeited and no Market-based Units remained outstanding.

Time-based Units

For the six months ended June 30, 2026 and 2025, the Group recorded a total share-based compensation expense of $0.7 million and $0.1 million, respectively, related to awards with service-based vesting conditions (the “Time-based Units”). As of June 30, 2026, total share-based compensation cost not yet recognized related to unvested Time-based Units was $4.8 million, which is expected to be recognized over a weighted-average period of 2.7 years.

The weighted-average grant date fair value of the Time-based Units granted during the six months ended June 30, 2026 and 2025 was $0.77 and $0.53, respectively.

Market-based Units

Compensation expense for the Market-based Units will be recognized over the vesting period of the awards based on the fair value of the award at the grant date, regardless of whether the market condition is satisfied. The fair value of Market-based Units granted is estimated using a Monte Carlo simulation. For the six months ended June 30, 2026, and 2025, the Group recognized $(0.3) million and

$0.1 million of share-based compensation expense related to the Market-based Units, respectively. As of June 30, 2026, there is no remaining share-based compensation expense related to the Market-based Units to be recognized.

No Market-based Units were granted during the six months ended June 30, 2026 and 2025.

The total share-based compensation expense related to employees and non-employee directors are reported in the following financial statement line items on the consolidated statements of comprehensive loss:

	Six Months Ended June 30,
	2026	2025
Research and development expenses	$341	$(65)
Administrative expenses	6,455	637
Total	$6,796	$572